Loan Payable	6 Months Ended
Mar. 31, 2026
Loan Payable [Abstract]
Loan payable

8. Loan payable

Loan payable of US$409,956 represented a loan advanced from a third-party. The loan bears an annual interest of 2%. The loan matured on November 15, 2024 and it has been extended to November 15, 2026.

During the six months ended March 31, 2026, the Company repaid US$350,000 of the outstanding principal balance. As a result, the outstanding balance of the loan was US$59,956 as of March 31, 2026.